SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 359,262	$ 95,000
Accrued Interest on advances	9,212
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	20,000	20,000
Bridge Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	265,000	50,000
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	45,050	$ 25,000
Autotelic [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 20,000